NOTE 16 - DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
NOTE 16 - DISCONTINUED OPERATIONS

NOTE 16 - DISCONTINUED OPERATIONS

On March 14, 2011, the Company entered into and completed a definitive Stock Purchase Agreement whereby EGPI Firecreek, Inc. would sell 100% of the common shares of SATCO to Distressed Asset Acquisitions, Inc.

The consideration being paid by Distressed Asset Acquisitions, Inc. consists of a $50,000 in the form of a promissory note (the Purchase Price”). The promissory note is to be paid to the Company on or before March 14, 2012 in lawful money of the United States of America and in immediately available funds the principal sum of $50,000, together with interest on the unpaid principal of this Note from the date hereof at the interest rate of Nine Percent (9%). The Note can be extended for one additional twelve month period. The loss on disposal is $586,924 and is recognized in the financial statements on the disposal date. Please refer to the Form 8-K filed with the SEC on March 18, 2011.

On February 29, 2012, the Company entered into a Linear Short Form Agreement (the “AGREEMENT”), with Success Oil Co., Inc. located at 8306 Wilshire Blvd. #566 Beverly Hills, Ca. 90211, (“Success” or “Operator”) and CUBO Energy, PLC and or its assignee, a public limited corporation organized under the laws of Great Britain (“CUBO”, “Assignee”, or “Participant”), whereas the Company will sell 50% of its interests in certain oil and gas properties and interests to CUBO known as the North 40 Interests of the A.J. Tubb Leasehold Estate located in Ward County Texas to CUBO as approved by Operator, along with granting certain participation rights in further Option Rights for new proposed Drilling and Development in the South 40 of the A.J. Tubb Leasehold Estate. The total consideration to be given is $1.15 million in CUBO stock reduced by any liabilities assumed by CUBO that are collateralized by the North 40 Interests. For further information please see our Current Report on Form 8-K filed on March 7, 2012, incorporated herein by reference. As of the date of this filing, this transaction has not closed. The Company included the assets and liabilities of the portion of the interests that may be sold in assets and liabilities available for sale and discontinued operations.

On March 12, 2012 the Company announced that it entered into a Letter of Intent to sell 51% majority interest in its Arctic Solar Engineering, LLC ("ASE") to Canada based W2 Energy, Inc. (“W2”) via a Securities Exchange Agreement and subject to the approvals of the Board of Directors of both the Company and W2. As of the date of this filing, this transaction has not closed. The Company included the assets and liabilities of the portion of the interests that may be sold in assets and liabilities available for sale and discontinued operations.